Restricted financial assets (Tables)	12 Months Ended
Dec. 31, 2017
Notes Disclosure Restricted Financial Assets [Line Items]
Disclosure of restricted financial assets [text block]
Restricted financial assets
CHF million	31.12.17	31.12.16
Financial assets pledged as collateral
Trading portfolio assets	46,219	36,549
of which: assets pledged as collateral that may be sold or repledged by counterparties	35,363	30,260
Loans[1]	17,631	19,887
Financial assets designated at fair value	170	776
of which: assets pledged as collateral that may be sold or repledged by counterparties	170	636
Total financial assets pledged as collateral[2]	64,020	57,213

Other restricted financial assets
Due from banks	3,280	2,625
Reverse repurchase agreements	0	658
Trading portfolio assets	12,273	12,129
Cash collateral receivables on derivative instruments	3,822	4,329
Loans	1,256	958
Financial assets designated at fair value	2,602	328
Financial assets available for sale	246	247
Other	95	5,195
Total other restricted financial assets	23,573	26,470
Total financial assets pledged and other restricted financial assets	87,593	83,683
1 All related to mortgage loans that serve as collateral for existing liabilities against Swiss central mortgage institutions and for existing covered bond issuances. Of these pledged mortgage loans, approximately CHF 2.1 billion for 31 December 2017 (31 December 2016: approximately CHF 1.9 billion) could be withdrawn or used for future liabilities or covered bond issuances without breaching existing collateral requirements. 2 Does not include assets placed with central banks related to undrawn credit lines and for payment, clearing and settlement purposes (31 December 2017: CHF 2.5 billion; 31 December 2016: CHF 4.7 billion).

UBS AG
Notes Disclosure Restricted Financial Assets [Line Items]
Disclosure of restricted financial assets [text block]
Restricted financial assets
CHF million	31.12.17	31.12.16
Financial assets pledged as collateral
Trading portfolio assets	46,257	36,549
of which: assets pledged as collateral that may be sold or repledged by counterparties	35,363	30,260
Loans[1]	17,631	19,887
Financial assets designated at fair value	170	776
of which: assets pledged as collateral that may be sold or repledged by counterparties	170	636
Total financial assets pledged as collateral[2]	64,059	57,213

Other restricted financial assets
Due from banks	3,280	2,625
Reverse repurchase agreements	0	658
Trading portfolio assets	12,273	12,129
Cash collateral receivables on derivative instruments	3,822	4,329
Loans	1,256	958
Financial assets designated at fair value	2,225	0
Financial assets available for sale	246	247
Other	95	5,195
Total other restricted financial assets	23,196	26,141
Total financial assets pledged and other restricted financial assets	87,255	83,354
1 All related to mortgage loans that serve as collateral for existing liabilities against Swiss central mortgage institutions and for existing covered bond issuances. Of these pledged mortgage loans, approximately CHF 2.1 billion for 31 December 2017 (31 December 2016: approximately CHF 1.9 billion) could be withdrawn or used for future liabilities or covered bond issuances without breaching existing collateral requirements. 2 Does not include assets placed with central banks related to undrawn credit lines and for payment, clearing and settlement purposes (31 December 2017: CHF 2.5 billion; 31 December 2016: CHF 4.7 billion).